Loans (Tables)	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
Schedule of Outstanding Balances of Loans

Outstanding balances of loans consist of the following:

	Balance			Interest
As of December 31, 2024	RMB	USD	Maturity Date	Rate	Collateral/Guarantee
Short-term loan
Industrial Bank Jilin Branch	5,000	685	March 25, 2025	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	21,900	3,000	March 25, 2025	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	5,000	685	May 12, 2025	4.30%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	5,000	685	August 1, 2025	4.30%	Collateral: buildings and land use right
Industrial Bank Jilin Branch *	19,543	2,677	November 25, 2025	3.15%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	8,000	1,096	December 10, 2025	4.30%	Collateral: buildings and land use right
China Minsheng Bank Jilin Branch	3,000	411	January 8, 2025	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch	2,010	275	February 5, 2025	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch	3,000	411	September 9, 2025	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch	1,990	274	September 18, 2025	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
Total	74,443	10,199
Long-term loan-current portion
Industrial Bank Jilin Branch	6,990	958	April 10, 2025	4.90%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	200	27	November 5, 2025	4.00%	Collateral: buildings and land use right
Total	7,190	985
Long-term loan
Industrial Bank Jilin Branch	4,800	658	November 5, 2027	4.00%	Collateral: buildings and land use right
Total	4,800	658
	Balance		Interest
As of December 31, 2023	RMB	Maturity Date	Rate	Collateral/Guarantee
Short-term loan
Industrial Bank Jilin Branch	5,000	August 29, 2024	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	23,000	December 12, 2024	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	9,990	January 30, 2024	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	9,990	March 26, 2024	4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch	21,900	March 30, 2024	4.35%	Collateral: buildings and land use right
China Minsheng Bank Jilin Branch	4,990	December 8, 2024	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch	4,990	January 4, 2024	3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
Total	79,860
Long-term loan
Industrial Bank Jilin Branch	9,990	April 10, 2025	4.90%	Collateral: buildings and land use right
Total	9,990

Schedule of Future Long-term Loan Obligations

As of December 31, 2024, the Company’s future long-term loan obligations according to the terms of the loan agreement are as follows:

	RMB	US$
2025	7,190	985
2026	200	27
Thereafter	4,600	631
	11,990	1,643